Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Non-Current Trade and Other Receivables

Million US dollar	31 December 2020	31 December 2019
Cash deposits for guarantees	184	219
Loans to customers	25	58
Tax receivable, other than income tax	99	96
Brazilian tax credits and interest receivables	997	70
Trade and other receivables	357	363

Non-current trade and other receivables	1 661	807
Trade receivables and accrued income	3 284	4 046
Interest receivables	4	21
Tax receivable, other than income tax	552	821
Loans to customers	117	119
Prepaid expenses	354	563
Other receivables	522	616

Current trade and other receivables	4 833	6 187

Schedule of Trade Receivables and Other Receivables
The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 2020 and 2019 respectively:

	Net carrying amount as of 31 December 2020	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	30 Between and 59 days	Between 60 and 89 days	More than 90 days
Trade receivables and accrued income	3 285	3 074	155	37	10	8
Loans to customers	142	86	3	2	50	—
Interest receivable	4	4	—	—	—	—
Other receivables	522	416	2	16	5	83

	3 953	3 580	161	55	66	91

	Net carrying amount as of 31 December 2019	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	30 Between and 59 days	Between 60 and 89 days	More than 90 days
Trade receivables and accrued income	4 046	3 690	261	44	44	7
Loans to customers	177	172	1	2	2	—
Interest receivable	21	21	—	—	—	—
Other receivables	616	582	9	16	5	4

	4 860	4 465	271	62	51	11